UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02809 and 811-10095

Name of Fund: BlackRock Advantage U.S. Total Market Fund, Inc.

                          and Master Advantage U.S. Total Market LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Advantage U.S. Total Market Fund, Inc. and Master Advantage U.S. Total Market LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 441-7762

Date of fiscal year end: 03/31/2019

Date of reporting period: 12/31/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) December 31, 2018	BlackRock Advantage U.S. Total Market Fund, Inc. (Percentages shown are based on Net Assets)

Security	Value
Mutual Fund — 100.1%
Master Advantage U.S. Total Market LLC	$392,978,243

Total Investments — 100.1% (Cost: $422,075,661)	392,978,243

Liabilities in Excess of Other Assets — (0.1)%	(284,952)

Net Assets — 100.0%	$392,693,291

BlackRock Advantage U.S. Total Market Fund, Inc. (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Advantage U.S. Total Market LLC (the “Master LLC”), which has the same investment objective and strategies as the Fund. As of December 31, 2018, the value of the investment and the percentage owned by the Fund of the Master LLC was $392,978,243 and 100.0%, respectively.

The Fund records its investment in the Master LLC at fair value. The Fund’s investment in the Master LLC is valued pursuant to the pricing policies approved by the Board of Directors of the Master LLC.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master LLC’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

Certain investments of the Fund were fair valued using net asset value per share (“NAV”) or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

During the period ended December 31, 2018, there were no transfers between levels.

1

Schedule of Investments (unaudited) December 31, 2018	Master Advantage U.S. Total Market LLC (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 99.2%

Aerospace & Defense — 2.3%
Boeing Co.	8,887	$2,866,057
Curtiss-Wright Corp.	2,851	291,144
General Dynamics Corp.	7,403	1,163,826
HEICO Corp., Class A	1,330	83,790
Lockheed Martin Corp.	1,973	516,610
Raytheon Co.	26,665	4,089,078

		9,010,505

Airlines — 0.4%
American Airlines Group, Inc.	2,965	95,206
Southwest Airlines Co.	32,646	1,517,386

		1,612,592

Auto Components — 0.1%
Dana, Inc.	25,315	345,043

Automobiles — 0.3%
Ford Motor Co.	57,795	442,132
General Motors Co.	18,439	616,785

		1,058,917

Banks — 6.2%
Bank of America Corp.	327,665	8,073,666
BB&T Corp.	39,538	1,712,786
Citigroup, Inc.	26,999	1,405,568
Citizens Financial Group, Inc.	51,324	1,525,863
East West Bancorp, Inc.	9,524	414,580
First Horizon National Corp.	83,787	1,102,637
First Republic Bank	28,372	2,465,527
Independent Bank Corp.	44,448	934,297
JPMorgan Chase & Co.	36,467	3,559,909
Republic First Bancorp, Inc. (a)(b)	63,588	379,620
Shore Bancshares, Inc.	8,714	126,702
Synovus Financial Corp.	12,804	409,600
TriState Capital Holdings, Inc. (a)	2,272	44,213
Wells Fargo & Co.	47,011	2,166,267

		24,321,235

Beverages — 1.4%
Brown-Forman Corp., Class B	4,873	231,857
Coca-Cola European Partners PLC	17,194	788,345
Constellation Brands, Inc., Class A	4,187	673,353
Molson Coors Brewing Co., Class B	2,705	151,913
Monster Beverage Corp. (a)	22,834	1,123,889
PepsiCo, Inc.	21,975	2,427,798

		5,397,155

Biotechnology — 4.2%
AbbVie, Inc.	38,361	3,536,501
Amgen, Inc.	16,413	3,195,119
Biogen, Inc. (a)	2,038	613,275
Celgene Corp. (a)	38,203	2,448,430
Genomic Health, Inc. (a)	6,406	412,610
Gilead Sciences, Inc.	67,173	4,201,671
Incyte Corp. (a)	6,996	444,876
Regeneron Pharmaceuticals, Inc. (a)	313	116,905
Vertex Pharmaceuticals, Inc. (a)	8,739	1,448,140

		16,417,527

Building Products — 0.3%
Allegion PLC	13,006	1,036,708

Capital Markets — 4.0%
BrightSphere Investment Group PLC	17,280	184,550
Charles Schwab Corp.	107,507	4,464,766
CME Group, Inc.	13,625	2,563,135
Evercore, Inc., Class A	629	45,011
Invesco Ltd.	26,940	450,976
Moelis & Co., Class A	25,315	870,330
Morgan Stanley	127,956	5,073,455

Security	Shares	Value

Capital Markets (continued)
S&P Global, Inc.	5,299	$900,512
TD Ameritrade Holding Corp.	15,726	769,945
Westwood Holdings Group, Inc.	7,275	247,350

		15,570,030

Chemicals — 1.7%
Air Products & Chemicals, Inc.	25,857	4,138,413
Celanese Corp.	1,723	155,018
Eastman Chemical Co.	10,986	803,186
Ecolab, Inc.	8,190	1,206,796
Innospec, Inc.	1,213	74,915
Linde PLC	3,139	489,810

		6,868,138

Commercial Services & Supplies — 0.3%
Clean Harbors, Inc. (a)	1,742	85,968
McGrath RentCorp.	15,073	775,958
Steelcase, Inc., Class A	21,938	325,341

		1,187,267

Communications Equipment — 1.2%
Calix, Inc. (a)	32,392	315,822
Ciena Corp. (a)	9,327	316,279
Cisco Systems, Inc.	63,709	2,760,511
Motorola Solutions, Inc.	6,910	794,926
Palo Alto Networks, Inc. (a)	2,766	520,976

		4,708,514

Construction & Engineering — 0.3%
Comfort Systems USA, Inc.	27,976	1,221,992

Construction Materials — 0.1%
Martin Marietta Materials, Inc.	956	164,308
Vulcan Materials Co.	461	45,547

		209,855

Consumer Finance — 0.3%
American Express Co.	8,259	787,248
Regional Management Corp. (a)	12,281	295,358

		1,082,606

Containers & Packaging — 0.3%
Packaging Corp. of America	13,647	1,138,979
WestRock Co.	4,835	182,570

		1,321,549

Diversified Consumer Services — 0.2%
H&R Block, Inc.	35,562	902,208

Diversified Financial Services — 1.4%
Berkshire Hathaway, Inc., Class B (a)	26,650	5,441,397
On Deck Capital, Inc. (a)	14,495	85,520

		5,526,917

Diversified Telecommunication Services — 1.2%
AT&T Inc.	35,518	1,013,676
Cogent Communications Holdings, Inc.	13,367	604,322
Verizon Communications, Inc.	55,533	3,122,065

		4,740,063

Electric Utilities — 2.3%
Eversource Energy	8,043	523,117
IDACORP, Inc.	31,414	2,923,387
OGE Energy Corp.	36,380	1,425,732
Pinnacle West Capital Corp.	21,617	1,841,768
Portland General Electric Co.	46,768	2,144,313
Xcel Energy, Inc.	6,036	297,394

		9,155,711

Electrical Equipment — 1.1%
AMETEK, Inc.	18,255	1,235,864
Hubbell, Inc.	1,324	131,526

1

Schedule of Investments (unaudited) (continued) December 31, 2018	Master Advantage U.S. Total Market LLC (Percentages shown are based on Net Assets)

Security	Shares	Value

Electrical Equipment (continued)
Rockwell Automation, Inc.	19,348	$2,911,487

		4,278,877

Electronic Equipment, Instruments & Components — 0.8%
CDW Corp.	18,476	1,497,480
Fitbit, Inc., Class A (a)	42,392	210,688
National Instruments Corp.	31,237	1,417,535

		3,125,703

Energy Equipment & Services — 0.5%
Archrock, Inc.	14,323	107,279
Halliburton Co.	61,843	1,643,787
Nabors Industries Ltd.	59,426	118,852
Noble Corp. PLC (a)(b)	21,932	57,462
ProPetro Holding Corp. (a)	3,516	43,317
TechnipFMC PLC	3,510	68,726

		2,039,423

Entertainment — 1.1%
Activision Blizzard, Inc.	6,020	280,351
Electronic Arts, Inc. (a)	7,720	609,185
Netflix, Inc. (a)	4,934	1,320,634
Twenty-First Century Fox, Inc., Class A	8,712	419,221
Viacom, Inc., Class A	4,699	130,679
Viacom, Inc., Class B	44,027	1,131,494
World Wrestling Entertainment, Inc., Class A	7,993	597,237

		4,488,801

Equity Real Estate Investment Trusts (REITs) — 4.0%
EastGroup Properties, Inc.	502	46,048
Highwoods Properties, Inc.	21,102	816,436
Host Hotels & Resorts, Inc.	127,349	2,122,908
Outfront Media, Inc.	12,167	220,466
Park Hotels & Resorts, Inc.	49,702	1,291,258
Prologis, Inc.	83,263	4,889,203
Realty Income Corp.	70,480	4,443,059
Simon Property Group, Inc.	9,847	1,654,198
SL Green Realty Corp.	3,898	308,254

		15,791,830

Food & Staples Retailing — 0.9%
Costco Wholesale Corp.	16,129	3,285,639
Kroger Co.	1,603	44,082
Walmart, Inc.	865	80,575

		3,410,296

Food Products — 2.1%
Archer-Daniels-Midland Co.	85,646	3,508,917
Hershey Co.	41,206	4,416,459
Lamb Weston Holdings, Inc.	2,889	212,515

		8,137,891

Gas Utilities — 0.5%
Atmos Energy Corp.	18,023	1,671,093
Chesapeake Utilities Corp.	3,218	261,623

		1,932,716

Health Care Equipment & Supplies — 3.3%
Abbott Laboratories	19,437	1,405,878
ABIOMED, Inc. (a)	588	191,123
Danaher Corp.	36,690	3,783,473
DexCom, Inc. (a)	2,246	269,071
IDEXX Laboratories, Inc. (a)	2,800	520,856
Intuitive Surgical, Inc. (a)	2,515	1,204,484
Masimo Corp. (a)	6,201	665,801
Medtronic PLC	7,492	681,472
STERIS PLC	4,581	489,480
Stryker Corp.	22,705	3,559,009

		12,770,647

Health Care Providers & Services — 3.4%
AmerisourceBergen Corp.	18,268	1,359,139

Security	Shares	Value

Health Care Providers & Services (continued)
Cardinal Health, Inc.	44,561	$1,987,421
Cigna Corp.	1,289	244,807
CVS Health Corp.	12,072	790,957
Humana, Inc.	6,334	1,814,564
McKesson Corp.	13,561	1,498,084
Quest Diagnostics, Inc.	2,041	169,954
UnitedHealth Group, Inc.	18,566	4,625,162
WellCare Health Plans, Inc. (a)	3,654	862,673

		13,352,761

Health Care Technology — 0.4%
athenahealth, Inc. (a)	332	43,801
Veeva Systems, Inc., Class A (a)	15,511	1,385,443

		1,429,244

Hotels, Restaurants & Leisure — 2.3%
Boyd Gaming Corp.	3,961	82,310
Carnival Corp.	20,990	1,034,807
Darden Restaurants, Inc.	9,492	947,871
Domino’s Pizza, Inc.	7,271	1,803,135
Dunkin’ Brands Group, Inc.	11,204	718,400
Eldorado Resorts, Inc. (a)	1,186	42,945
Extended Stay America, Inc.	25,972	402,566
Hilton Worldwide Holdings, Inc.	5,846	419,743
Las Vegas Sands Corp.	7,916	412,028
Marriott International, Inc., Class A	4,405	478,207
McDonald’s Corp.	12,305	2,184,999
Norwegian Cruise Line Holdings Ltd. (a)	8,354	354,126

		8,881,137

Household Durables — 0.4%
DR Horton, Inc.	2,564	88,868
Garmin Ltd.	18,855	1,193,899
Meritage Homes Corp. (a)	2,940	107,957
Roku, Inc. (a)(b)	2,537	77,734
William Lyon Homes, Class A (a)	7,594	81,180

		1,549,638

Household Products — 0.9%
Church & Dwight Co., Inc.	53,615	3,525,722
Clorox Co.	673	103,736

		3,629,458

Industrial Conglomerates — 0.7%
3M Co.	10,703	2,039,350
General Electric Co.	70,654	534,851
Roper Technologies, Inc.	804	214,282

		2,788,483

Insurance — 2.1%
Allstate Corp.	34,655	2,863,543
American Financial Group, Inc.	1,808	163,678
Arthur J. Gallagher & Co.	11,297	832,589
Athene Holding Ltd., Class A (a)	15,386	612,824
First American Financial Corp.	2,025	90,396
Hartford Financial Services Group, Inc.	38,059	1,691,723
Kinsale Capital Group, Inc.	2,071	115,065
Lincoln National Corp.	3,189	163,628
Progressive Corp.	1,785	107,689
Unum Group.	47,914	1,407,713

		8,048,848

Interactive Media & Services — 4.1%
Alphabet, Inc., Class A (a)	3,326	3,475,537
Alphabet, Inc., Class C (a)	4,723	4,891,186
Care.com, Inc. (a)	21,876	422,426
Cargurus, Inc. (a)	13,691	461,797
Facebook, Inc., Class A (a)	43,492	5,701,366
TripAdvisor, Inc. (a)	6,098	328,926
Twitter, Inc. (a)	6,017	172,929

2

Schedule of Investments (unaudited) (continued) December 31, 2018	Master Advantage U.S. Total Market LLC (Percentages shown are based on Net Assets)

Security	Shares	Value

Interactive Media & Services (continued)
Yelp, Inc. (a)	20,596	$720,654

		16,174,821

Internet & Direct Marketing Retail — 2.6%
Amazon.com, Inc. (a)	6,677	10,028,654
Booking Holdings, Inc. (a)	195	335,872

		10,364,526

IT Services — 4.6%
Accenture PLC, Class A	1,502	211,797
Automatic Data Processing, Inc.	31,279	4,101,302
Booz Allen Hamilton Holding Corp.	36,359	1,638,700
Broadridge Financial Solutions, Inc.	2,561	246,496
Fidelity National Information Services, Inc.	24,634	2,526,217
First Data Corp., Class A (a)	37,695	637,422
GoDaddy, Inc., Class A (a)	21,423	1,405,777
Mastercard, Inc., Class A	16,319	3,078,579
NIC, Inc.	41,118	513,153
PayPal Holdings, Inc. (a)	11,836	995,289
Square, Inc., Class A (a)	8,647	485,010
Total System Services, Inc.	6,458	524,971
Unisys Corp. (a)	4,115	47,857
VeriSign, Inc. (a)	10,504	1,557,638
Visa, Inc., Class A	1,823	240,527

		18,210,735

Life Sciences Tools & Services — 0.4%
Agilent Technologies, Inc.	12,192	822,472
Medpace Holdings, Inc. (a)(b)	7,239	383,160
Thermo Fisher Scientific, Inc.	2,087	467,050

		1,672,682

Machinery — 3.6%
Crane Co.	37,091	2,677,228
Illinois Tool Works, Inc.	30,266	3,834,400
Ingersoll-Rand PLC	33,233	3,031,847
ITT, Inc.	4,520	218,180
PACCAR, Inc.	65,423	3,738,270
Snap-on, Inc.	4,766	692,452

		14,192,377

Media — 1.8%
Altice USA, Inc., Class A	12,484	206,236
AMC Networks, Inc., Class A (a)	5,664	310,840
CBS Corp., Class B, Non-Voting Shares	13,052	570,633
Clear Channel Outdoor Holdings, Inc., Class A	48,349	250,931
Comcast Corp., Class A	60,540	2,061,387
Emerald Expositions Events, Inc.	9,176	113,232
Gray Television, Inc. (a)	47,002	692,809
Interpublic Group of Cos., Inc.	39,255	809,831
Liberty Media Corp. - Liberty SiriusXM, Class A (a)	9,360	344,448
Liberty Media Corp. - Liberty SiriusXM, Class C (a)	45,211	1,671,903
MSG Networks, Inc., Class A (a)	3,910	92,120
Sinclair Broadcast Group, Inc., Class A	4,596	121,059

		7,245,429

Metals & Mining — 0.3%
Carpenter Technology Corp.	1,451	51,670
Newmont Mining Corp.	21,297	737,941
Reliance Steel & Aluminum Co.	8,073	574,555

		1,364,166

Multiline Retail — 0.9%
Target Corp.	55,747	3,684,319

Multi-Utilities — 0.1%
Avista Corp.	1,020	43,330
Consolidated Edison, Inc.	2,827	216,152

		259,482

Security	Shares	Value

Oil, Gas & Consumable Fuels — 4.0%
Anadarko Petroleum Corp.	48,589	$2,130,142
Antero Resources Corp. (a)	11,059	103,844
Apache Corp.	5,602	147,053
Chevron Corp.	11,825	1,286,442
Concho Resources, Inc. (a)	3,160	324,816
ConocoPhillips	41,878	2,611,093
CONSOL Energy, Inc. (a)	3,177	100,743
Continental Resources, Inc. (a)	5,867	235,795
Exxon Mobil Corp.	45,999	3,136,672
Kinder Morgan, Inc.	89,061	1,369,758
Newfield Exploration Co. (a)	3,098	45,417
Occidental Petroleum Corp.	21,401	1,313,593
Phillips 66	22,592	1,946,301
Whiting Petroleum Corp. (a)	4,506	102,241
Williams Cos., Inc.	31,342	691,091

		15,545,001

Personal Products — 0.5%
Estee Lauder Cos., Inc., Class A	11,853	1,542,075
USANA Health Sciences, Inc. (a)	2,496	293,854

		1,835,929

Pharmaceuticals — 3.8%
Bristol-Myers Squibb Co.	37,145	1,930,797
Eli Lilly & Co.	27,775	3,214,123
Johnson & Johnson	34,344	4,432,093
Merck & Co., Inc.	42,552	3,251,398
Zoetis, Inc.	25,640	2,193,246

		15,021,657

Professional Services — 0.6%
Insperity, Inc.	18,340	1,712,222
Kforce, Inc.	12,544	387,860
Robert Half International, Inc.	2,945	168,454

		2,268,536

Real Estate Management & Development — 0.1%
Marcus & Millichap, Inc. (a)	15,445	530,227

Road & Rail — 0.6%
Landstar System, Inc.	8,736	835,773
Norfolk Southern Corp.	7,512	1,123,344
Universal Logistics Holdings, Inc.	15,755	285,008

		2,244,125

Semiconductors & Semiconductor Equipment — 3.1%
Amkor Technology, Inc. (a)	107,088	702,497
Analog Devices, Inc.	11,838	1,016,056
Applied Materials, Inc.	18,230	596,850
Broadcom, Inc.	460	116,969
Cirrus Logic, Inc. (a)	2,963	98,312
Intel Corp.	76,402	3,585,546
Maxim Integrated Products, Inc.	26,768	1,361,153
NVIDIA Corp.	12,174	1,625,229
QUALCOMM, Inc.	1,201	68,349
Skyworks Solutions, Inc.	4,623	309,833
Synaptics, Inc. (a)	1,295	48,187
Texas Instruments, Inc.	21,265	2,009,542
Xilinx, Inc.	9,067	772,236

		12,310,759

Software — 6.3%
Atlassian Corp. PLC, Class A (a)	362	32,211
Dropbox, Inc., Class A (a)	10,374	211,941
Intuit, Inc.	8,564	1,685,823
Microsoft Corp.	119,389	12,126,341
New Relic, Inc. (a)	7,974	645,655
Oracle Corp.	60,387	2,726,473
RingCentral, Inc., Class A (a)	4,166	343,445
salesforce.com, Inc. (a)	37,391	5,121,445
ServiceNow, Inc. (a)	1,765	314,258

3

Schedule of Investments (unaudited) (continued) December 31, 2018	Master Advantage U.S. Total Market LLC (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Ultimate Software Group, Inc. (a)	1,826	$447,133
VMware, Inc., Class A	4,857	666,040
Workiva, Inc. (a)	12,595	452,035

		24,772,800

Specialty Retail — 2.0%
Asbury Automotive Group, Inc. (a)(b)	14,700	979,902
AutoNation, Inc. (a)	8,997	321,193
Dick’s Sporting Goods, Inc.	4,869	151,913
Five Below, Inc. (a)	5,017	513,339
Home Depot, Inc.	5,075	871,986
Lithia Motors, Inc., Class A	13,209	1,008,243
MarineMax, Inc. (a)	11,228	205,585
Penske Automotive Group, Inc.	29,188	1,176,860
Ross Stores, Inc.	5,744	477,901
Sonic Automotive, Inc., Class A	21,238	292,235
TJX Cos., Inc.	42,570	1,904,582

		7,903,739

Technology Hardware, Storage & Peripherals — 3.9%
Apple Inc.	76,366	12,045,973
Dell Technologies, Inc., Class C (a)	11,255	550,043
Hewlett Packard Enterprise Co.	5,048	66,684
HP, Inc.	96,063	1,965,449
Pure Storage, Inc., Class A (a)	43,255	695,540

		15,323,689

Textiles, Apparel & Luxury Goods — 0.9%
Lululemon Athletica, Inc. (a)	587	71,385
NIKE, Inc., Class B	37,254	2,762,012
Ralph Lauren Corp.	406	42,005
VF Corp.	8,090	577,141

		3,452,543

Thrifts & Mortgage Finance — 0.3%
Essent Group Ltd. (a)	7,814	267,083

Security	Shares	Value

Thrifts & Mortgage Finance (continued)
United Community Financial Corp.	84,856	$750,976

		1,018,059

Tobacco — 0.6%
Altria Group, Inc.	31,571	1,559,292
Philip Morris International, Inc.	10,546	704,051

		2,263,343

Trading Companies & Distributors — 0.0%
GATX Corp.	1,778	125,900

Water Utilities — 0.9%
American Water Works Co., Inc.	39,275	3,564,992

Wireless Telecommunication Services — 0.2%
Sprint Corp. (a)	27,117	157,821
Telephone & Data Systems, Inc.	24,978	812,784

		970,605

Total Long-Term Investments — 99.2% (Cost: $417,682,113)		389,670,726

Short-Term Securities — 1.3%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.32% (c)(e)	4,160,698	4,160,698
SL Liquidity Series, LLC, Money Market Series, 2.57% (c)(d)(e)	988,728	988,629

Total Short-Term Securities — 1.3% (Cost: $5,149,347)		5,149,327

Total Investments — 100.5% (Cost: $422,831,460)		394,820,053

Liabilities in Excess of Other Assets — (0.5)%		(1,841,810)

Net Assets — 100.0%		$392,978,243

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	Security was purchased with the cash collateral from loaned securities.
(e)

During the period ended December 31, 2018, investments in issuers considered to be affiliates of the Master LLC for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 03/31/18	Net Activity	Shares Held at 12/31/18	Value at 12/31/18	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Liquidity Funds, T-Fund, Institutional Class	4,539,033	(378,335)	4,160,698	$4,160,698	$64,735		$—	$—
SL Liquidity Series, LLC, Money Market Series	1,807,819	(819,091)	988,728	988,629	3,065	(b)	607	(20)

				$5,149,327	$67,800		$607	$(20)

(a)	Includes net capital gain distributions, if applicable.
(b)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

4

Schedule of Investments (unaudited) (continued) December 31, 2018	Master Advantage U.S. Total Market LLC

For Master LLC compliance purposes, the Master LLC’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Contracts
S&P 500 E-Mini Index	43	03/15/19	$5,386	$44,574

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master LLC has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master LLC’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master LLC’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master LLC’s policy regarding valuation of investments and derivative financial instruments, refer to the Master LLC’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Master LLC’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments(a):
Common Stocks	$389,670,726	$—	$—	$389,670,726
Short-Term Securities	4,160,698	—	—	4,160,698

Subtotal	$393,831,424	$—	$—	$393,831,424

Investments Valued at NAV(b)				988,629

Total Investments				$394,820,053

Derivative Financial Instruments(c)
Assets:
Equity contracts	$44,574	$—	$—	$44,574

(a)	See above Schedule of Investments for values in each industry.
(b)	Certain investments of the Master LLC were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended December 31, 2018, there were no transfers between levels.

5

Item 2 – Controls and Procedures

2(a) –

The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants’ last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 3 – Exhibits

          Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Advantage U.S. Total Market Fund, Inc. and Master Advantage U.S. Total Market LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Advantage U.S. Total Market Fund, Inc. and Master Advantage U.S. Total Market LLC

Date: February 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Advantage U.S. Total Market Fund, Inc. and Master Advantage U.S. Total Market LLC

Date: February 22, 2019

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Advantage U.S. Total Market Fund, Inc. and Master Advantage U.S. Total Market LLC

Date: February 22, 2019